Performance Management - Papp Small & Mid-Cap Growth Fund	Mar. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Summary
Performance Narrative [Text Block]

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance for each full calendar year over the life of the Fund, and by showing how the Fund’s average annual total returns compare to the returns of a broad-based securities market index and an additional index with characteristics relevant to the Fund. All returns include the reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. All performance information shown below reflects fee waivers and/or expense reimbursements by the Adviser; had advisory fees not been waived and/or Fund expenses not reimbursed, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling 877-370-7277.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance for each full calendar year over the life of the Fund, and by showing how the Fund’s average annual total returns compare to the returns of a broad-based securities market index and an additional index with characteristics relevant to the Fund.
Bar Chart [Heading]	Annual Total Returns for Years Ended December 31, 2025
Bar Chart [Table]

Bar Chart Closing [Text Block]
●	During the period shown in the bar chart, the highest return for a quarter was 24.92% during the quarter ended June 30, 2020.

●	During the period shown in the bar chart, the lowest return for a quarter was (18.91)% during the quarter ended March 31, 2020.

Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	24.92%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(18.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

The table presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The table presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after tax-returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Years	Ten Years
Papp Small & Mid-Cap Growth Fund
Return Before Taxes	4.72%	1.22%	8.69%
Return After Taxes on Distributions	3.97%	0.81%	8.07%
Return After Taxes on Distributions and Sale of Fund Shares	3.34%	0.95%	7.02%
S&P MidCap 400 Growth Index® (reflects no deduction for fees, expenses, or taxes)	7.46%	7.12%	10.44%
S&P 500 Index® (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Phone [Text]	877-370-7277